DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurements at December 31, 2019
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	THCH$	THCH$	THCH$	THCH$
Assets
Current assets
Other current financial assets	—	317,205	—	317,205
Other non-current financial assets	—	98,918,457	—	98,918,457
Total assets	—	99,235,662	—	99,235,662
Liabilities
Current liabilities
Other current financial liabilities	—	374,576	—	374,576
Total liabilities	—	374,576	—	374,576

	Fair Value Measurements at December 31, 2018
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	669,527		669,527
Other non-current financial assets	—	87,446,662	—	87,446,662
Total assets	—	88,116,189	—	88,116,189
Liabilities
Current liabilities
Other current financial liabilities	—	130,829	—	130,829
Total liabilities	—	130,829	—	130,829